Note 21 - Non-current Allowances and Provisions	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of non-current allowances and provisions [text block]
21	Non-current allowances and provisions

(i)	Deducted from non-current receivables
	Year ended December 31,
	2018	2017

Values at the beginning of the year	(641)	(913)
Translation differences	110	106
Used	531	166
Values at the end of the year	-	(641)

(ii)	Liabilities

	Year ended December 31,
	2018	2017
Values at the beginning of the year	36,438	63,257
Translation differences	(5,261)	366
Additional provisions	14,397	3,994
Reclassifications	(2,406)	(7,591)
Used	(7,079)	(23,588)
Values at the end of the year	36,089	36,438